Segment Analysis	6 Months Ended
Sep. 30, 2024
Text Block1 [Abstract]
Segment Analysis
4	SEGMENT ANALYSIS
Business Segments
The Group’s business segment information is prepared based on the internal reporting system utilized by its management to assess the performance of its business segments under accounting principles generally accepted in Japan (“Japanese GAAP”).
The Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit and the Global Markets Business Unit, with the remaining operations recorded in Head office account and others.
Wholesale Business Unit
The Wholesale Business Unit provides comprehensive solutions primarily for corporate clients in Japan that respond to wide-ranging client needs in relation to financing, investment management, risk hedging, settlement, M&A and other advisory services, digital services and leasing services. This business unit mainly consists of the wholesale businesses of SMBC, SMBC Trust Bank Ltd. (“SMBC Trust Bank”), Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”), SMBC Nikko Securities Inc. (“SMBC Nikko Securities”) and Sumitomo Mitsui Card Company, Limited (“Sumitomo Mitsui Card”), which merged with SMBC Finance Service Co., Ltd., formerly a wholly owned subsidiary of Sumitomo Mitsui Card, on April 1, 2024.
Retail Business Unit
The Retail Business Unit provides financial services to consumers residing in Japan and mainly consists of the retail businesses of SMBC, SMBC Trust Bank, SMBC Nikko Securities, Sumitomo Mitsui Card and SMBC
Consumer Finance Co., Ltd. (“SMBC Consumer Finance”). This business unit offers a wide range of products and services for consumers, including wealth management services, settlement services, consumer finance and housing loans, in order to address the financial needs of all individual customers.
Global Business Unit
The Global Business Unit supports the global businesses of a diverse range of clients, such as Japanese companies operating overseas, non-Japanese
companies, financial institutions, government agencies, public corporations and retail clients of various countries. This business unit provides a variety of tailored products and services to meet customer and market requirements, including loans, deposits, clearing services, trade finance, project finance, loan syndication, derivatives, global cash management services, leasing services, equity and fixed income sales and trading, underwriting activities, Japanese stock brokerage and M&A advisory services. This business unit mainly consists of the global businesses of SMBC, SMBC Trust Bank, SMFL, SMBC Nikko Securities and their foreign subsidiaries.
Global Markets Business Unit
The Global Markets Business Unit offers solutions through foreign exchange products, derivatives, bonds, stocks and other marketable financial products, and also undertakes asset liability management operations, which help comprehensively control balance sheet liquidity risks and market risks. This business unit consists of the Global Markets and Treasury Unit of SMBC, which was renamed from the Treasury Unit in April 2023, and the Global Markets Division of SMBC Nikko Securities.
Head office account and others
The Head office account and others represent the differences between the aggregate of the Wholesale Business Unit, the Retail Business Unit, the Global Business Unit and the Global Markets Business Unit, and the Group as a whole. It mainly consists of administrative expenses related to headquarters operations and profit or loss from other subsidiaries including The Japan Research Institute, Limited and Sumitomo Mitsui DS Asset Management Company, Limited. It also includes the elimination items related to internal transactions between the Group companies.
Measurement of Segment Profit or Loss
The business segment information is prepared under the management approach. Consolidated net business profit is used as a profit indicator of banks in Japan. Consolidated net business profit of each segment is calculated by deducting general and administrative expenses (i.e., the total of personnel expense, non-personnel
expense and tax), and by adding or deducting others (i.e., share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss based on internal managerial accounting) to or from consolidated gross profits (i.e., the total of net interest income, trust fees, net fee and commission income, net trading income and net other operating income). The consolidated gross profits and general and administrative expenses of each segment are prepared for management accounting purposes and not generated solely by aggregating figures prepared under financial accounting. While the Group’s disclosure complies with the requirements on segment information in accordance with IFRS, the figures reported to management and disclosed herein are prepared under Japanese GAAP. Consequently, the business segment information does not agree with the figures in the consolidated financial statements under IFRS. These differences are addressed in the “Reconciliation of Segmental Results of Operations to Consolidated Income Statements.”
Information regarding the total assets of each segment is not used by management in deciding how to allocate resources and assess performance. Accordingly, total assets are not included in the business segment information.

Segmental Results of Operations
The following tables show the Group’s results of operations by business segment for the six months ended September 30, 2024 and 2023.
For the six months ended September 30, 2024:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥441.2	¥668.4	¥643.9	¥362.6	¥(70.8)	¥2,045.3
General and administrative expenses	(163.1)	(541.8)	(426.2)	(93.9)	52.3	(1,172.7)
Others (2)	60.1	2.2	44.6	16.8	(78.1)	45.6

Consolidated net business profit	¥338.2	¥128.8	¥262.3	¥285.5	¥(96.6)	¥918.2

For the six months ended September 30, 2023:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥396.9	¥621.8	¥670.5	¥286.6	¥(158.5)	¥1,817.3
General and administrative expenses	(151.9)	(526.8)	(391.0)	(79.9)	67.4	(1,082.2)
Others (2)	53.6	3.4	31.8	15.8	(68.8)	35.8

Consolidated net business profit	¥298.6	¥98.4	¥311.3	¥222.5	¥(159.9)	¥770.9

(1)
Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)
“Others” includes share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss, that is, profit and loss double counted within the Group’s business segments in the managerial accounting.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements
The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the six months ended September 30,
	2024	2023

	(In billions)
Consolidated net business profit	¥918.2	¥770.9
Differences between management reporting and Japanese GAAP:
Total credit costs	(83.9)	(100.3)
Gains on equity instruments	294.2	46.8
Extraordinary gains or losses and others	(101.1)	(11.0)

Profit before tax under Japanese GAAP	1,027.4	706.4

Differences between Japanese GAAP and IFRS:
Scope of consolidation	3.3	2.7
Derivative financial instruments	(378.4)	255.8
Investment securities	(348.9)	(49.1)
Loans and advances	(34.6)	(61.0)
Investments in associates and joint ventures	6.2	10.1
Property, plant and equipment	(1.1)	0.4
Lease accounting	(1.3)	(0.9)
Defined benefit plans	(34.6)	(26.8)
Foreign currency translation	36.9	(16.3)
Classification of equity and liability	17.6	7.3
Others	25.7	42.4

Profit before tax under IFRS	¥318.2	¥871.0